Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Narrative) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Unpaid principal balances of loans serviced	$ 257,883,000	$ 198,860,000